ACQUISITIONS	12 Months Ended
Dec. 31, 2020
ACQUISITIONS
ACQUISITIONS
3. ACQUISITIONS
During the years ended December 31, 2020 and 2019, property acquisitions consisted of the following:
2020 Acquisitions

Property	Location	Date acquired	Property purchase price	Transaction costs	Total acquisition cost
Property under development:
Aquamarijnweg 2 (1)	Bleiswijk, Netherlands	March 13, 2020	$35,632	$145	$35,777

Income-producing properties:
Oude Graaf 15	Weert, Netherlands	May 1, 2020	31,910	253	32,163
De Kroonstraat 1 (2)	Tilburg, Netherlands	July 1, 2020	71,716	710	72,426
Francis Baconstraat 4	Ede, Netherlands	July 1, 2020	21,403	178	21,581
8995 Airport Road	Brampton, ON	September 1, 2020	22,173	593	22,766
555 Beck Crescent	Ajax, ON	September 30, 2020	15,350	407	15,757
8500 Tatum Road (3)	Palmetto, GA	November 12, 2020	105,184	189	105,373
Industrieweg 15	Voorschoten, Netherlands	November 20, 2020	24,577	1,708	26,285
Zuidelijke Havenweg 2	Hengelo, Netherlands	December 4, 2020	46,226	2,882	49,108
Beurtvaartweg 2-4, Sprengenweg 1-2	Nijmegen, Netherlands	December 1 8 , 2020	39,067	2,531	41,598
12 Tradeport Road	Hanover Township, PA	December 22, 2020	174,722	2,212	176,934
250 Tradeport Road	Nanticoke, PA	December 22, 2020	79,776	1,074	80,850

Memphis portfolio (three properties):
4460 E. Holmes Road, 4995 Citation Drive and 8650 Commerce Drive	Memphis, TN, and Southaven, MS	June 18, 2020	111,590	497	112,087

Midwest portfolio (five properties):
6201 Green Pointe Drive South, 8779 Le Saint Drive, 8754 Trade Port Drive and 445 Airtech Parkway	Groveport, OH, Hamilton, OH, West Chester, OH, and Indianapolis, IN	June 18, 2020	177,647	801	178,448
5415 Centerpoint Parkway	Obetz, OH	July 8, 2020	45,092	256	45,348

Mississauga portfolio (four properties):
5600, 5610, 5620 and 5630 Timberlea Boulevard	Mississauga, ON	September 28, 2020	19,450	444	19,894

Development land:
5005 Parker Henderson Road	Fort Worth, TX	June 8, 2020	8,932	332	9,264
			$1,030,447	$15,212	$1,045,659

(1)
The development in Bleiswijk, Netherlands was completed in September 2020 and subsequently transferred to income-producing properties. The property purchase price includes a tenant allowance of $6.8 million (
€
4.4 million) paid in September 2020 associated with the acquisition.

(2)	Excludes construction costs and holdbacks of $12.4 million ( € 8.1million) related to a 0.1 million square foot expansion paid during the fourth quarter of 2020.
(3)
The Trust acquired the leasehold interest in this property which resulted in the recognition of a right-of-use asset, including transaction costs, of $105,373. The Trust will acquire freehold title to the property on December 1, 2029.

2019 Acquisitions

Property	Location	Date acquired	Property purchase price	Transaction costs	Total acquisition cost
Income-producing properties:
201 Sunridge Boulevard	Wilmer, TX	March 1, 2019	$58,087	$141	$58,228
3501 North Lancaster Hutchins Road	Lancaster, TX	March 1, 2019	106,120	168	106,288
2020 & 2095 Logistics Drive (1)	Mississauga, ON	April 9, 2019	174,106	146	174,252
1901 Beggrow Street	Columbus, OH	May 23, 2019	71,607	289	71,896
Heirweg 3	Born, Netherlands	July 8, 2019	25,704	1,640	27,344
1222 Commerce Parkway	Horn Lake, MS	August 1, 2019	24,492	231	24,723
831 North Graham Road	Greenwood, IN	October 4, 2019	39,581	40	39,621
100 Clyde Alexander Lane (2)	Pooler, GA	October 18, 2019	62,657	614	63,271
1301 Chalk Hill Road (3)	Dallas, TX	November 19, 2019	269,764	247	270,011
330-366 Stateline Road East	Southaven, MS	December 19, 2019	63,717	38	63,755
440-480 Stateline Road East	Southaven, MS	December 19, 2019	51,643	33	51,676

Development land:
6701, 6702 Purple Sage Road	Houston, TX	July 1, 2019	33,361	510	33,871
			$980,839	$4,097	$984,936

(1)	Includes a right-of-use asset related to the ground lease of $20.5 million.
(2)
The Trust acquired the leasehold interest in this property which resulted in the recognition of a right-of-use
asset, including transaction costs, of $63,271. The Trust will acquire freehold title to the property on December 31, 2022.

(3)	Excludes cash held in escrow at December 31, 2019 to complete construction.
During the year ended December 31, 2020, the transaction costs of $15.2 million (2019 — $4.1 million), which included land transfer taxes and legal and advisory costs were first capitalized to the cost of the respective properties and then subsequently expensed to net fair value gains on investment properties on the combined statements of net income as a result of measuring the properties at fair value.